Income Tax (Details) - Schedule of income tax - USD ($)	6 Months Ended		18 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021
Schedule of Income Tax Consist [Abstract]
Current tax expenses	$ 734,243		$ 382,307
Deferred tax expense	(183,637)		383,866
Income tax expense	$ 550,606	$ 766,173	$ 766,173